Accounts Receivable, Net - Schedule of Accounts Receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	¥ 644,729		¥ 376,839	¥ 274,800
Less: Allowance for doubtful accounts	(45,449)		(20,959)	(1,264)	¥ (92)
Accounts receivable, net	¥ 599,280	$ 92,108	¥ 355,880	¥ 273,536